Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 12,796		$ 6,221	$ 16,175
Share-based compensation to employees			175,000	20,715
Stock issued for services			65,550	0
Advertising Expense	$ 3,374	$ 29,410	$ 67,645	$ 19
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years		7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years		7 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years		10 years